Financial instruments-fair values and risk management - Currency risk (Details) - Currency risk - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
USD
Currency risk
Net exposure	€ (1,902)	€ 1,019	€ 210
USD | Trade receivables
Currency risk
Net exposure	1,283	3,720	2,604
USD | Trade payables and other liabilities
Currency risk
Net exposure	€ (3,185)	(2,701)	(2,394)
INR
Currency risk
Net exposure		8	4
INR | Trade receivables
Currency risk
Net exposure		€ 8	8
INR | Trade payables and other liabilities
Currency risk
Net exposure			€ (4)